Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
We award Common Shares annually to our officers and to other employees of RMR who provide services to us. We do not take into account material non-public information when determining the timing or terms of our annual awards of Common Shares, nor do we time disclosure of material non-public information for the purpose of affecting the value of such awards. Because the consideration of our annual share awards by our Compensation Committee and our Board is determined on a regular schedule (i.e., in September for our officers and employees of RMR and at the first meeting of our Board after the annual meeting of shareholders for the Trustees), any proximity of any awards to earnings announcements or other market events is coincidental. We do not currently grant stock options as part of our equity compensation for our named executive officers.

Award Timing Method	We do not take into account material non-public information when determining the timing or terms of our annual awards of Common Shares, nor do we time disclosure of material non-public information for the purpose of affecting the value of such awards.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	We do not take into account material non-public information when determining the timing or terms of our annual awards of Common Shares, nor do we time disclosure of material non-public information for the purpose of affecting the value of such awards.
MNPI Disclosure Timed for Compensation Value	false